Subsequent Events (Details) - USD ($)		Feb. 01, 2024	Dec. 31, 2023		Dec. 28, 2023	Dec. 31, 2022
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)			$ 0.0001	[1]	$ 0.0001	$ 0.0001	[1]
Common stock, authorized (in Shares)	[1]		500,000,000			500,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Consulting services		$ 5,000
Aggregate amount		55,000
Cash fee		$ 2,500
Minimum [Member]
Subsequent Events [Line Items]
Common stock, authorized (in Shares)					500,000,000
Maximum [Member]
Subsequent Events [Line Items]
Common stock, authorized (in Shares)					3,254,475,740

[1]	The number of shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1